Schedule of Investments
January 31, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–99.20%
Australia–1.57%
APA Group	1,580	$6,663
ASX Ltd.	141	5,528
BlueScope Steel Ltd.	568	7,417
Brambles Ltd.	1,106	13,516
Cochlear Ltd.	63	12,400
CSL Ltd.	455	78,552
Goodman Group	1,623	36,193
GPT Group (The)	2,682	7,614
James Hardie Industries PLC, CDI(a)	421	14,150
Northern Star Resources Ltd.	832	8,806
Orica Ltd.	658	7,133
QBE Insurance Group Ltd.	1,449	18,703
Suncorp Group Ltd.	1,096	14,052
Transurban Group	2,817	23,204
WiseTech Global Ltd.	129	9,766
		263,697
Austria–0.05%
Verbund AG	109	8,368
Belgium–0.14%
Ageas S.A./N.V.	162	8,345
KBC Group N.V.	189	14,498
		22,843
Canada–3.88%
Agnico Eagle Mines Ltd.	492	45,728
Bank of Nova Scotia (The)	1,140	58,328
Canadian National Railway Co.	525	54,843
Canadian Tire Corp. Ltd., Class A	82	9,232
CGI, Inc., Class A	122	14,382
Dollarama, Inc.	277	26,212
Fortis, Inc.	514	21,892
Gildan Activewear, Inc.	175	9,025
Metro, Inc.	148	9,247
National Bank of Canada	333	29,555
Nutrien Ltd.	462	23,845
Open Text Corp.	177	5,208
Parkland Corp.	303	6,744
Pembina Pipeline Corp.	563	20,322
RB Global, Inc.	162	14,485
Saputo, Inc.	375	6,231
Shopify, Inc., Class A(a)	1,236	144,245
Sun Life Financial, Inc.	533	30,736
TELUS Corp.	493	7,151
Toronto-Dominion Bank (The)	1,810	103,256
WSP Global, Inc.	70	11,879
		652,546
China–0.31%
NXP Semiconductors N.V.	251	52,346
Denmark–1.82%
Novo Nordisk A/S, Class B	2,989	252,345
Novonesis (Novozymes) B, Class B	326	18,691
Shares		Value
Denmark–(continued)
Orsted A/S(a)(b)	141	$5,437
Pandora A/S	85	16,262
Vestas Wind Systems A/S(a)	980	13,479
		306,214
Finland–0.48%
Elisa OYJ	152	6,543
Kesko OYJ, Class B	349	6,694
Kone OYJ, Class B	255	13,199
Neste OYJ	584	7,400
Sampo OYJ	318	13,127
Stora Enso OYJ, Class R	886	9,813
UPM-Kymmene OYJ	498	14,686
Wartsila OYJ Abp	507	9,577
		81,039
France–2.40%
AXA S.A.	1,784	67,680
Cie Generale des Etablissements Michelin S.C.A.	665	23,126
Credit Agricole S.A.	1,006	15,145
Danone S.A.	618	43,288
Hermes International S.C.A.	33	92,818
Publicis Groupe S.A.	187	19,888
Rexel S.A.	271	7,174
Schneider Electric SE	533	135,182
		404,301
Germany–1.34%
adidas AG	155	40,867
Deutsche Boerse AG	179	44,220
GEA Group AG	124	6,545
Henkel AG & Co. KGaA, Preference Shares	224	19,574
LEG Immobilien SE	80	6,593
Merck KGaA	123	18,567
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class R	134	72,632
Puma SE	145	4,550
Zalando SE(a)(b)	295	10,994
		224,542
Hong Kong–0.55%
AIA Group Ltd.	11,200	78,738
Hang Seng Bank Ltd.	600	7,518
MTR Corp. Ltd.	2,000	6,270
		92,526
Ireland–0.07%
Kerry Group PLC, Class A	110	11,296
Italy–0.43%
Assicurazioni Generali S.p.A.	958	30,334
Coca-Cola HBC AG(a)	239	8,297
FinecoBank Banca Fineco S.p.A.	393	7,461
Mediobanca Banca di Credito Finanziario S.p.A.	460	7,520
Moncler S.p.A.	141	8,926
See accompanying notes which are an integral part of this schedule.
Invesco MSCI World SRI Index Fund

Shares		Value
Italy–(continued)
Poste Italiane S.p.A.(b)	601	$9,120
		71,658
Japan–6.14%
Ajinomoto Co., Inc.	400	16,035
Asahi Kasei Corp.	900	6,112
Bridgestone Corp.	500	17,935
Concordia Financial Group Ltd.	1,400	8,129
Daikin Industries Ltd.	300	35,238
Daiwa Securities Group, Inc.	1,100	7,963
FANUC Corp.	900	26,813
Fujitsu Ltd.	1,800	34,812
Hitachi Ltd.	4,500	113,132
Hoya Corp.	300	40,286
JFE Holdings, Inc.	700	8,095
Kao Corp.	400	15,861
KDDI Corp.	1,400	46,642
Kubota Corp.	900	11,289
LY Corp.	3,300	9,639
MatsukiyoCocokara & Co.	600	8,881
Mitsubishi Chemical Group Corp.	1,500	7,662
Mitsubishi Estate Co. Ltd.	1,100	15,984
NEC Corp.	200	19,836
Nitto Denko Corp.	1,000	17,739
Nomura Research Institute Ltd.	300	10,136
Omron Corp.	300	9,897
Oriental Land Co. Ltd.	1,000	22,474
ORIX Corp.	1,200	25,347
Pan Pacific International Holdings Corp.	300	8,352
Rakuten Group, Inc.(a)	1,700	10,675
Renesas Electronics Corp.(a)	1,400	18,752
SECOM Co. Ltd.	400	13,460
Seiko Epson Corp.	500	9,036
Sekisui House Ltd.	400	9,193
SG Holdings Co. Ltd.	800	7,540
Shiseido Co. Ltd.	500	8,397
SoftBank Corp.	27,000	34,729
Sompo Holdings, Inc.	800	22,309
Sony Group Corp.	6,000	132,416
Sumitomo Metal Mining Co. Ltd.	300	6,851
Sumitomo Mitsui Financial Group, Inc.	3,600	88,715
Sysmex Corp.	500	9,558
T&D Holdings, Inc.	400	7,610
TDK Corp.	1,500	18,131
Tokio Marine Holdings, Inc.	1,900	62,668
Toray Industries, Inc.	1,700	11,796
Unicharm Corp.	1,200	9,372
Yamaha Motor Co. Ltd.	900	7,529
		1,033,026
Jersey–0.10%
Aptiv PLC(a)	264	16,479
Netherlands–2.51%
Akzo Nobel N.V.	144	8,179
ASML Holding N.V.	385	284,809
Koninklijke Ahold Delhaize N.V.	728	25,807
Koninklijke KPN N.V.	2,176	7,874
Prosus N.V.(a)	1,349	51,528
Shares		Value
Netherlands–(continued)
Wolters Kluwer N.V.	237	$43,054
		421,251
New Zealand–0.05%
Meridian Energy Ltd.	2,393	7,956
Norway–0.22%
DNB Bank ASA	692	14,698
Mowi ASA	457	9,165
Orkla ASA	740	6,872
Telenor ASA	492	6,015
		36,750
Singapore–0.13%
CapitaLand Ascendas REIT	4,100	7,773
CapitaLand Integrated Commercial Trust	4,600	6,566
CapitaLand Investment Ltd.	3,800	6,841
		21,180
Spain–0.30%
Amadeus IT Group S.A.	431	31,540
Cellnex Telecom S.A.(b)	426	14,268
Redeia Corp. S.A.	322	5,416
		51,224
Sweden–0.33%
Boliden AB	242	7,269
Essity AB, Class B	400	10,130
Svenska Cellulosa AB S.C.A., Class B	423	5,826
Svenska Handelsbanken AB, Class A	1,460	16,153
Tele2 AB, Class B	579	6,447
Telia Co. AB	3,275	9,648
		55,473
Switzerland–1.92%
ABB Ltd.	1,449	78,901
DSM-Firmenich AG	178	18,172
Givaudan S.A.	9	39,310
Julius Baer Group Ltd.	139	9,767
Kuehne + Nagel International AG, Class R(a)	37	8,408
Lonza Group AG	72	45,655
SGS S.A.	100	9,714
SIG Group AG(a)	382	8,331
Sonova Holding AG, Class A	38	13,257
Zurich Insurance Group AG	152	92,106
		323,621
United Kingdom–2.84%
3i Group PLC	937	45,017
Admiral Group PLC	182	6,081
Associated British Foods PLC	251	5,890
Barratt Redrow PLC	1,232	6,901
Berkeley Group Holdings PLC (The)	120	5,742
DCC PLC	118	8,136
Informa PLC	982	10,478
Intertek Group PLC	89	5,613
J Sainsbury PLC	1,618	5,082
Kingfisher PLC	2,709	8,230
Land Securities Group PLC	957	6,902
Legal & General Group PLC	4,006	11,963
M&G PLC	3,152	8,120
See accompanying notes which are an integral part of this schedule.
Invesco MSCI World SRI Index Fund

Shares		Value
United Kingdom–(continued)
National Grid PLC	4,458	$54,081
Pearson PLC	540	8,959
RELX PLC	1,950	96,830
Schroders PLC	2,189	9,559
Segro PLC	825	7,294
SSE PLC	1,004	20,226
Taylor Wimpey PLC	4,296	6,362
Unilever PLC	2,458	140,787
		478,253
United States–71.62%
Adobe, Inc.(a)	424	185,479
Agilent Technologies, Inc.	288	43,638
Allegion PLC	65	8,627
Ally Financial, Inc.	283	11,029
American Express Co.	571	181,264
American Tower Corp.	441	81,563
American Water Works Co., Inc.	191	23,806
Ameriprise Financial, Inc.	102	55,423
Amgen, Inc.	523	149,275
Annaly Capital Management, Inc.	329	6,715
Applied Materials, Inc.	794	143,198
Atmos Energy Corp.	146	20,806
Autodesk, Inc.(a)	200	62,268
Automatic Data Processing, Inc.	407	123,325
Avantor, Inc.(a)	645	14,371
Axon Enterprise, Inc.(a)	70	45,653
Baker Hughes Co., Class A	975	45,025
Ball Corp.	305	16,989
Bank of New York Mellon Corp. (The)	741	63,674
Best Buy Co., Inc.	174	14,940
Biogen, Inc.(a)	140	20,150
BlackRock, Inc.	150	161,325
Booking Holdings, Inc.	33	156,339
Broadridge Financial Solutions, Inc.	114	27,157
Bunge Global S.A.	100	7,613
C.H. Robinson Worldwide, Inc.	102	10,148
CarMax, Inc.(a)	122	10,448
Carrier Global Corp.	712	46,551
CBRE Group, Inc., Class A(a)	295	42,698
Centene Corp.(a)	527	33,744
Cheniere Energy, Inc.	228	50,992
Church & Dwight Co., Inc.	244	25,747
Cigna Group (The)	287	84,438
Clorox Co. (The)	118	18,724
CMS Energy Corp.	283	18,678
CNH Industrial N.V.	790	10,175
Coca-Cola Co. (The)	4,002	254,047
Conagra Brands, Inc.	436	11,288
Consolidated Edison, Inc.	349	32,715
Cooper Cos., Inc. (The)(a)	191	18,441
CRH PLC	558	55,210
Crown Castle, Inc.	383	34,194
Cummins, Inc.	135	48,094
D.R. Horton, Inc.	265	37,603
Danaher Corp.	645	143,667
DaVita, Inc.(a)	71	12,510
Dayforce, Inc.(a)	96	6,791
Deckers Outdoor Corp.(a)	150	26,604
Shares		Value
United States–(continued)
Dick’s Sporting Goods, Inc.	43	$10,322
Discover Financial Services	219	44,039
Dover Corp.	134	27,293
Ecolab, Inc.	241	60,296
Edwards Lifesciences Corp.(a)	575	41,659
Electronic Arts, Inc.	249	30,605
Elevance Health, Inc.	231	91,407
EMCOR Group, Inc.	31	13,890
Equinix, Inc.	87	79,488
Essential Utilities, Inc.	215	7,628
Eversource Energy	332	19,150
Exelon Corp.	969	38,760
Expeditors International of Washington, Inc.	125	14,198
FactSet Research Systems, Inc.	28	13,283
Ferguson Enterprises, Inc.	198	35,862
Fidelity National Information Services, Inc.	571	46,519
Fiserv, Inc.(a)	582	125,735
Fortive Corp.	335	27,246
Fortune Brands Innovations, Inc.	97	6,952
Fox Corp., Class A	278	14,228
GE HealthCare Technologies, Inc.	377	33,289
General Mills, Inc.	552	33,197
Gilead Sciences, Inc.	1,289	125,291
Graco, Inc.	145	12,205
Halliburton Co.	850	22,117
Hartford Financial Services Group, Inc. (The)	292	32,573
HCA Healthcare, Inc.	193	63,673
Henry Schein, Inc.(a)	98	7,840
Hologic, Inc.(a)	235	16,953
Home Depot, Inc. (The)	962	396,325
Huntington Bancshares, Inc.	1,368	23,530
IDEX Corp.	55	12,337
IDEXX Laboratories, Inc.(a)	77	32,498
Illinois Tool Works, Inc.	314	81,376
Ingersoll Rand, Inc.	399	37,426
Insulet Corp.(a)	51	14,197
Intel Corp.	4,181	81,237
International Flavors & Fragrances, Inc.	246	21,424
International Paper Co.	309	17,190
Interpublic Group of Cos., Inc. (The)	296	8,486
Intuit, Inc.	276	166,017
IQVIA Holdings, Inc.(a)	143	28,794
Iron Mountain, Inc.	280	28,440
J.B. Hunt Transport Services, Inc.	76	13,013
Johnson Controls International PLC	653	50,934
Kellanova	248	20,269
KeyCorp	751	13,503
Keysight Technologies, Inc.(a)	131	23,364
Knight-Swift Transportation Holdings, Inc.	169	9,648
Labcorp Holdings, Inc.	82	20,484
Lam Research Corp.	1,290	104,554
Lamb Weston Holdings, Inc.	96	5,754
Lennox International, Inc.	31	18,365
LKQ Corp.	217	8,114
Lowe’s Cos., Inc.	576	149,783
lululemon athletica, inc.(a)	104	43,077
LyondellBasell Industries N.V., Class A	174	13,172
MarketAxess Holdings, Inc.	35	7,722
Marsh & McLennan Cos., Inc.	495	107,356
See accompanying notes which are an integral part of this schedule.
Invesco MSCI World SRI Index Fund

Shares		Value
United States–(continued)
McCormick & Co., Inc.	174	$13,438
Mettler-Toledo International, Inc.(a)	18	24,560
Molina Healthcare, Inc.(a)	57	17,693
Moody’s Corp.	161	80,410
Nasdaq, Inc.	326	26,843
Newmont Corp.	1,113	47,547
Northern Trust Corp.	147	16,507
NVIDIA Corp.	23,094	2,772,897
Old Dominion Freight Line, Inc.	189	35,080
ONEOK, Inc.	564	54,804
Owens Corning	83	15,318
Paychex, Inc.	254	37,508
Pentair PLC	122	12,649
PepsiCo, Inc.	1,341	202,075
Phillips 66	432	50,920
PNC Financial Services Group, Inc. (The)	395	79,375
Pool Corp.	31	10,672
PPG Industries, Inc.	225	25,960
Principal Financial Group, Inc.	133	10,966
Progressive Corp. (The)	578	142,442
Prudential Financial, Inc.	360	43,474
Quanta Services, Inc.	141	43,373
Quest Diagnostics, Inc.	94	15,331
Raymond James Financial, Inc.	130	21,902
Regions Financial Corp.	721	17,765
Rivian Automotive, Inc., Class A(a)	496	6,230
Rockwell Automation, Inc.	108	30,070
S&P Global, Inc.	317	165,287
SBA Communications Corp., Class A	93	18,373
Sempra	585	48,514
Solventum Corp.(a)	145	10,739
State Street Corp.	266	27,031
Steel Dynamics, Inc.	120	15,384
STERIS PLC	95	20,962
Swiss Re AG	291	44,426
Synchrony Financial	374	25,799
Take-Two Interactive Software, Inc.(a)	166	30,795
Targa Resources Corp.	206	40,541
Shares		Value
United States–(continued)
Teleflex, Inc.	38	$6,849
Tesla, Inc.(a)	2,719	1,100,107
Texas Instruments, Inc.	888	163,934
Toro Co. (The)	103	8,577
Tractor Supply Co.	520	28,267
Trane Technologies PLC	223	80,893
Travelers Cos., Inc. (The)	219	53,694
Truist Financial Corp.	1,221	58,144
U.S. Bancorp	1,416	67,656
Ulta Beauty, Inc.(a)	38	15,662
United Rentals, Inc.	65	49,274
Valero Energy Corp.	323	42,959
Veralto Corp.	196	20,264
Verizon Communications, Inc.	4,095	161,302
W.W. Grainger, Inc.	44	46,757
Walt Disney Co. (The)	1,790	202,377
Waters Corp.(a)	57	23,682
West Pharmaceutical Services, Inc.	72	24,592
Williams-Sonoma, Inc.	102	21,560
Willis Towers Watson PLC	73	24,058
Workday, Inc., Class A(a)	191	50,053
Xylem, Inc.	240	29,770
Zimmer Biomet Holdings, Inc.	203	22,224
Zoetis, Inc.	473	80,836
		12,044,397
Total Common Stocks & Other Equity Interests (Cost $13,386,141)		16,680,986
Money Market Funds–0.74%
Invesco Government & Agency Portfolio, Institutional Class, 4.33%(c)(d)	43,805	43,805
Invesco Treasury Portfolio, Institutional Class, 4.29%(c)(d)	81,097	81,097
Total Money Market Funds (Cost $124,902)		124,902
TOTAL INVESTMENTS IN SECURITIES—99.94% (Cost $13,511,043)		16,805,888
OTHER ASSETS LESS LIABILITIES–0.06%		10,627
NET ASSETS–100.00%		$16,816,515
Investment Abbreviations:
CDI	– CREST Depository Interest
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
January 31, 2025 was $39,819, which represented less than 1% of the Fund’s Net Assets.

(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$145,974	$115,176	$(217,345)	$-	$-	$43,805	$1,296
Invesco Treasury Portfolio, Institutional Class	270,840	213,898	(403,641)	-	-	81,097	2,382
See accompanying notes which are an integral part of this schedule.
Invesco MSCI World SRI Index Fund

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$-	$107,121	$(107,121)	$-	$-	$-	$14*
Invesco Private Prime Fund	-	275,380	(275,380)	-	-	-	36*
Total	$416,814	$711,575	$(1,003,487)	$-	$-	$124,902	$3,728

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of January 31, 2025.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco MSCI World SRI Index Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$263,697	$—	$263,697
Austria	—	8,368	—	8,368
Belgium	—	22,843	—	22,843
Canada	652,546	—	—	652,546
China	52,346	—	—	52,346
Denmark	—	306,214	—	306,214
Finland	—	81,039	—	81,039
France	—	404,301	—	404,301
Germany	—	224,542	—	224,542
Hong Kong	—	92,526	—	92,526
Ireland	—	11,296	—	11,296
Italy	—	71,658	—	71,658
Japan	—	1,033,026	—	1,033,026
Jersey	16,479	—	—	16,479
Netherlands	—	421,251	—	421,251
New Zealand	—	7,956	—	7,956
Norway	—	36,750	—	36,750
Singapore	—	21,180	—	21,180
Spain	—	51,224	—	51,224
Sweden	—	55,473	—	55,473
Switzerland	—	323,621	—	323,621
United Kingdom	—	478,253	—	478,253
United States	11,944,761	99,636	—	12,044,397
Money Market Funds	124,902	—	—	124,902
Total Investments	$12,791,034	$4,014,854	$—	$16,805,888
Invesco MSCI World SRI Index Fund